CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2024 (Unaudited)

Cost Basis $					Fair Value
	Common Stock - 3.16%
	Private - 2.81%
212,208	Avison Young Common Equity (a),(e)				$—
213,549	Avison Young Pref. Equity (a),(n)				—
581,958	Boca Homecare Holdings, Inc. (Equity) (a),(b),(c),(e)				331,788
155,086	CGA Holdings, Inc., Class A (a),(b),(c)				158,519
3,772,723	IENTC 1, LLC (a),(c),(d),(e)				7,884,081
					8,374,388

Shares
	Real Estate Investment Trust - 0.35%
388,344	Creative Media & Community Trust Corp. (f)				1,044,645

	Total Common Stock (Cost $7,773,800)				9,419,033

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	Bank Loans - 17.03%
	Consumer Non-Cyclical - 0.61%
1,026,443	MedMark Services, Inc., Delayed Draw Term Loan (a),(g)	3M SOFR + 8.500%	14.152	6/11/2028	1,026,443
500,000	Bengal Debt Merger SUB, LLC Term Loan 1L (g)	3M SOFR + 6.000%	11.490	1/24/2030	406,805
378,788	MedMark Services, Inc., Second Lien Term Loan (a),(g)	3M SOFR + 8.500%	14.152	6/11/2028	378,788
					1,812,036
	Financial Services - 0.67%
1,988,548	PSB Group, LLC, Term Loan (Last Out) - May 2023 (a),(b),(c),(g)	3M SOFR + 7.636%	13.224	9/17/2026	2,008,434

	Financials - 0.12%
141,389	Avison Young Canada, Inc., First Out Term Loan (a),(g)	3M SOFR + 7.500%	12.830	3/13/2028	138,136
250,527	Avison Young Canada, Inc., 2nd PIK Term Loan (a),(g)	3M SOFR + 8.000%	13.330	3/12/2029	216,210
84,383	Avison Young Canada, Inc., 3rd PIK Lien Term Loan (a),(g),(n)	3M SOFR + 8.000%	—	3/12/2029	7,529
					361,875
	Food Products - 0.25%
833,333	BCPE North Star US Holdco 2, Inc. 2L Term Loan (a),(g)	1M SOFR + 7.250%	12.680	6/8/2029	752,083

	Health Care Equipment & Supplies - 0.72%
163,043	Kreg LLC, Revolver (a),(b),(c),(g),(h)	3M SOFR + 6.250%	0.500	12/20/2026	152,446
2,116,681	Kreg LLC, Term Loan (a),(b),(c),(g)	3M SOFR + 4.250%	12.235	12/20/2026	1,979,097
					2,131,543
	Health Care Providers & Services - 7.78%
580,645	Boca Home Care Holdings Revolver (a),(b),(c),(g),(h)	1M SOFR + 6.500%	1.000	2/25/2027	567,290
4,759,839	Boca Home Care Holdings, Inc Delayed Draw Term Loan (a),(b),(c),(g)	1M SOFR + 6.500%	12.140	2/25/2027	4,650,362
881,148	CVAUSA Management, LLC Primary Delayed Draw Term Loan (a),(b),(c),(g),(h)	3M SOFR + 6.500%	1.000	1/31/2025	885,554
368,852	CVAUSA Management, LLC Secondary Delayed Draw Term Loan (a),(b),(c),(g),(h)	3M SOFR + 6.500%	1.000	1/31/2025	370,697
285,714	CVAUSA Management, LLC, Revolver, Term Loan (a),(b),(c),(g),(h)	3M SOFR + 6.500%	0.500	5/22/2028	285,714
2,446,870	CVAUSA Management, LLC, Term Loan (a),(b),(c),(g)	6M SOFR + 6.500%	11.550	5/22/2029	2,459,104
709,308	Honor HN Buyer, Inc. Delayed Draw Term Loan 1 (a),(b),(c),(g)	3M SOFR + 5.750%	11.290	10/15/2027	709,308
132,013	Honor HN Buyer, Inc. Revolver (a),(b),(c),(g),(h)	Prime + 4.750%	13.250	10/15/2027	132,013
1,121,693	Honor HN Buyer, Inc. Term Loan (a),(b),(c),(g)	3M SOFR + 5.750%	11.290	10/15/2027	1,121,693
788,062	Honor HN Buyer, Inc. Delayed Draw Term Loan 2 (a),(b),(c),(g),(h)	3M SOFR + 5.750%	11.540	10/15/2027	788,062
1,485,638	MEDRINA, LLC Term Loan (a),(b),(c),(g)	6M SOFR + 6.250%	11.670	10/20/2029	1,479,696
297,872	MEDRINA, LLC Delayed Draw Term Loan (a),(b),(c),(g),(h)	3M SOFR + 6.250%	1.000	10/20/2029	296,681
212,766	MEDRINA, LLC Revolver (a),(b),(c),(g),(h)	3M SOFR + 6.250%	0.005	10/20/2029	211,915
333,333	One GI Intermediate LLC, Revolver Upsize (a),(b),(c),(g)	1M SOFR + 6.750%	12.166	12/22/2025	322,667
1,710,625	One GI Intermediate LLC, Tranche B Delayed Draw Term Loan (a),(b),(c),(g)	1M SOFR + 6.750%	12.166	12/22/2025	1,655,885
901,450	One GI Intermediate LLC, Tranche C Delayed Draw Term Loan (a),(b),(c),(g)	1M SOFR + 6.750%	12.166	12/22/2025	872,604
147,059	Shiftkey, Revolver (a),(b),(c),(g),(h)	3M SOFR + 5.750%	0.005	6/21/2027	144,551
2,311,765	Shiftkey, Term Loan (a),(b),(c),(g)	3M SOFR + 5.750%	11.402	6/21/2027	2,272,349
3,949,398	Spectrum Vision Partners, LLC (a),(b),(c),(g)	3M SOFR + 6.500%	12.152	11/18/2024	3,941,499
					23,167,644
	Hotels, Restaurants & Leisure - 1.49%
1,440,000	SS Acquisition LLC, Delayed Draw Term Loan (a),(b),(c),(g)	1M SOFR + 7.591%	12.969	12/30/2026	1,440,000
3,000,000	SS Acquisition LLC, Term Loan (a),(b),(c),(g)	3M SOFR + 6.728%	12.267	12/30/2026	3,000,000
					4,440,000

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Bank Loans - 17.03% (Continued)
	Industrial - 0.85%
2,475,000	AIDC Intermediate Co. 2, LLC, Term Loan (a),(b),(c),(g)	3M SOFR + 6.250%	11.746	7/22/2027	$2,475,000
51,487	AIDC Intermediate Co. 2, Incremental Term Loan (a),(b),(c),(g)	3M SOFR + 6.250%	11.770	7/22/2027	51,487
					2,526,487
	Services - 2.56%
4,254,348	24 Seven, Inc., Term Loan (a),(b),(c),(g)	1M SOFR + 6.000%	11.320	11/16/2027	4,165,007
50,857	City Brewing Company, LLC Term Loan (a),(g)	3M SOFR + 6.250%	8.828	4/5/2028	51,620
3,443,494	EOS-Metasource Intermediate, Inc., Term Loan (a),(b),(c),(g)	3M SOFR + 6.250%	11.681	5/17/2027	3,398,729
					7,615,356
	Technology - 1.43%
2,977,500	Exponential Power, Inc., Term Loan (a),(b),(c),(g)	3M SOFR + 6.750%	12.150	5/12/2026	2,301,608
800,000	Redstone HoldCo 2 LP, Second Lien Initial Term Loan (a),(g)	3M SOFR + 7.750%	13.183	4/27/2029	656,000
327,714	RumbleON, Inc. Delay Draw Term Loan (a),(b),(c),(g)	3M SOFR + 8.250%	13.902	8/31/2026	304,774
1,083,241	RumbleON, Inc. Term Loan (a),(b),(c),(g)	3M SOFR + 8.250%	13.902	8/31/2026	1,007,414
					4,269,796
	Transportation - 0.55%
2,151,220	Reception Purchaser, LLC (a),(g)	3M SOFR + 6.000%	11.540	3/24/2028	1,634,927

	Total Bank Loans (Cost $52,526,759)				50,720,181

	Collateralized Loan Obligations - Debt - 23.35%
1,000,000	Allegro CLO XII, Ltd., 2020-1A, Class E (b),(g),(i)	3M SOFR+ 7.100%	12.686	1/21/2032	1,006,553
4,000,000	Atlas Senior Loan Fund Ltd., 2022-20A, Class E (b),(g),(i)	3M SOFR + 9.430%	14.757	10/19/2035	4,174,781
2,000,000	Atlas Senior Loan Fund Ltd., 2024-23A, Class E (g),(i)	3M SOFR + 7.130%	12.467	7/20/2037	1,955,000
2,450,000	Bardin Hill CLO Ltd., 2021 2A, Class E (g),(i)	3M SOFR + 7.962%	13.285	10/25/2034	2,453,145
1,000,000	Barings Middle Market CLO, Ltd. 2021-I, Class D (g),(i)	3M SOFR+ 8.650%	14.236	7/20/2033	1,002,110
2,000,000	Birch Grove CLO Ltd., 2019A, Class ERR (g),(i)	3M SOFR + 6.940%	12.267	7/17/2037	1,980,000
430,442	Brightwood Capital MM CLO Ltd., 2023-1A, Class D (g),(i)	3M SOFR + 6.460%	11.821	10/15/2035	431,326
1,003,974	Brightwood Capital MM CLO Ltd., 2023-1A, Class E (g),(i)	3M SOFR + 10.360%	15.721	10/15/2035	1,018,046
4,250,000	Carlyle US CLO Ltd., 2022-4, Class E (g),(i)	3M SOFR + 8.150%	13.474	7/22/2034	4,089,505
2,000,000	Carlyle Global Market Strategies 2022-6A, Class ER (g),(i)	3M SOFR + 7.900%	13.224	10/25/2036	2,063,230
5,285,000	CFIP CLO Ltd., 2017-1A, Class ER (g),(i)	3M SOFR+ 7.300%	12.889	10/18/2034	5,191,529
9,100,000	Elevation CLO Ltd., 2022-16, Class E (g),(i)	3M SOFR + 8.300%	13.624	7/25/2034	9,233,606
1,000,000	Empower CLO Ltd., 2022-1, Class E (g),(i)	3M SOFR + 8.550%	13.875	10/20/2034	1,031,845
500,000	Flatiron CLO Ltd., 2020-1A, Class ER (g),(i)	3M SOFR + 6.400%	11.731	5/20/2036	504,364
2,000,000	Ivy Hill Middle Market Credit Fund XVIII, Ltd., 2018A, Class E (g),(i)	3M SOFR+ 7.750%	13.362	4/22/2033	1,909,642
1,250,000	LCM Ltd. Partnership 31A, Class E (g),(i)	3M SOFR + 7.080%	12.666	1/20/2032	1,253,699
5,500,000	LCM Ltd. Partnership 38A, Class E (g),(i)	3M SOFR + 7.730%	13.059	10/15/2036	5,640,639
2,500,000	MCF CLO LLC, 2017-3A, Class ER (g),(i)	3M SOFR + 9.150%	14.736	7/20/2033	2,513,204
3,500,000	Monroe Capital MML CLO X, LLC., 2020-1A, Class ER (b),(g),(i)	3M SOFR + 8.750%	14.076	5/20/2034	3,460,355
2,250,000	Northwoods Capital Ltd. 2021-25A, Class E (g),(i)	3M SOFR + 7.140%	12.726	7/20/2034	2,268,758
3,000,000	PennantPark CLO 2021-3A, Class E (g),(i)	3M SOFR + 8.140%	13.726	10/22/2032	2,932,424
2,000,000	PPM CLO Ltd. ,2022-6AR, Class ER (g),(i)	3M SOFR + 8.960%	14.314	1/20/2037	2,090,842
7,000,000	Regatta XXII Funding, Ltd.,2022-2A, Class E (b),(g),(i)	3M SOFR + 7.190%	12.515	7/20/2035	7,075,461
2,000,000	Saratoga Investment Corp. CLO Ltd., 2013-1, Class F1R3 (g),(i)	3M SOFR+ 10.000%	15.586	4/20/2033	1,763,817
3,000,000	Venture CDO, Ltd., 2022-45A, Class E (b),(g),(i)	3M SOFR + 7.700%	13.025	7/20/2035	2,520,259
	Total Collateralized Loan Obligations - Debt (Cost $68,118,787)				69,564,140

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Collateralized Loan Obligations - Equity -9.69%
4,060,000	Allegro CLO Ltd., 2022-1A, Class SUB (a),(b),(i),(j)		21.341	7/20/2035	2,820,076
2,980,000	Apex Credit CLO LLC 2021-1A, Class SUB (a),(b),(i),(j)		22.976	7/18/2034	1,958,754
3,000,000	Atlas Senior Loan Fund Ltd., 2021-17A, Class SUB (a),(b),(i),(j)		21.351	10/20/2034	1,579,200
2,585,233	Brightwood Capital MM CLO Ltd., 2023-1A, Class Sub1 (a),(b),(i),(j)		13.556	10/15/2035	2,145,227
5,500,000	Dryden Senior Loan Fund 2022-98A, Class SUB (a),(b),(i),(j)		18.264	4/20/2035	3,752,375
3,750,000	Elevation CLO Ltd., 2018-3A, Class SUB (a),(b),(i),(j)		6.109	1/5/2035	1,477,881
4,396,000	Empower CLO Ltd., 2024-1A Class SUB (a),(b),(i),(j)		15.068	4/25/2037	3,469,103
7,650,000	Empower CLO Ltd., 2024-2A, Class SUB (a),(b).(i),(j)		15.156	7/15/2037	6,374,997
250,000	LCM Ltd. Partnership 2031A, Class INC (a),(b),(i),(j)		10.807	1/20/2032	102,250
2,750,000	Marble Point CLO XXI, Ltd., 2021-3A, Class INC (a),(b),(i),(j)		14.628	10/17/2051	1,590,875
5,000,000	Steele Creek CLO Ltd., 2022-1, Class SUB (a),(b),(i),(j)		20.560	4/15/2035	3,131,220
2,300,000	Trinitas CLO Ltd., 2018-8A, Class SUB (a),(b),(i),(j)		2.825	7/20/2117	458,965
	Total Collateralized Loan Obligations - Equity (Cost $34,141,550)				28,860,923

	Commercial Mortgage-Backed Securities - 18.75%
391,000	BPR Trust 2021-TY, Class D (g),(i)	1M SOFR + 2.464%	7.781	9/15/2038	380,054
1,595,980	BX Trust 2022-PSB, Class E (g),(i)	1M SOFR + 6.337%	11.666	8/15/2039	1,610,374
3,191,960	BX Trust 2022-PSB, Class F (g),(i)	1M SOFR + 7.333%	12.662	8/15/2039	3,230,081
3,000,000	BXSC Commercial Mortgage Trust 2022-WSS, Class F (g),(i)	1M SOFR + 5.329%	10.658	3/15/2035	2,989,102
4,017,883	Campus Drive Secured Lease-Backed Pass-Though Trust, Series C (a),(i)		6.912	6/15/2058	2,458,944
4,500,000	CXP Trust 2022-CXP1, Class E (a),(i),(n)		0.019	12/15/2038	2,250,000
1,500,000	CXP Trust 2022-CXP1, Class F (a),(i),(n)		0.019	12/15/2038	238,950
8,960,976	Extended Stay America Trust 2021-ESH, Class F (g),(i)	1M SOFR + 3.814%	9.131	7/15/2038	8,958,769
2,500,000	HTL Commercial Mortgage Trust 2024-T53, Class D (i)		8.198	5/10/2039	2,510,784
4,034,600	ILPT Commercial Mortgage Trust 2022-LPF2, Class E (g),(i)	1M SOFR + 5.940%	11.269	10/15/2039	4,002,621
355,000	KSL Commercial Mortgage Trust 2023-HT, Class D (g),(i)	1M SOFR + 4.287%	9.604	12/15/2036	356,836
3,750,000	La Quinta Mortgage Trust 2023-LAQ, Class D (g),(i)	1M SOFR + 4.188%	9.517	3/15/2036	3,755,603
3,710,000	One New York Plaza Trust 2020-1NYP, Class B (g),(i)	1M SOFR + 1.500%	6.931	1/15/2036	3,498,838
3,400,000	One New York Plaza Trust 2020-1NYP, Class C (g),(i)	1M SOFR + 2.314%	7.631	1/15/2036	2,977,657
1,500,000	One New York Plaza Trust 2020-1NYP, Class D (g),(i)	1M SOFR + 2.750%	8.181	1/15/2036	1,228,917
2,200,000	ORL Trust 2023-GLKS, Class D (g),(i)	1M SOFR + 4.301%	9.618	10/19/2036	2,203,582
1,811,000	TWO VA Repack Trust B2, Class B2 (a),(e),(i),(k)		—	11/15/2033	704,479
170,837	VA Gilbert AZ Subordinated Note Lease-Backed Pass -Through Trust (a),(i)		12.997	3/15/2034	199,367
4,010,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class D (g),(i)	1M SOFR + 3.614%	8.931	5/15/2031	3,810,510
1,000,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class F (g),(i)	1M SOFR + 6.014%	11.331	5/15/2031	948,600
7,500,000	WMRK Commercial Mortgage Trust 2022-WMRK, Class E (g),(i)	1M SOFR + 5.676%	11.005	11/15/2035	7,530,263
	Total Commercial Mortgage-Backed Securities (Cost $59,872,129)				55,844,331

Cost Basis ($)
	Direct Real Estate - 25.37%
7,028,834	1902 Park Avenue (Los Angeles) Owner, L.P. (a),(d)				6,642,311
5,107,443	3816-3822 W Jefferson Blvd (a)				3,969,846
4,190,582	4707 W Jefferson Blvd (a)				2,707,843
5,058,174	4901 W Jefferson Blvd - Los Angeles, CA (a)				5,017,197
20,028,130	Del Mar Terrace - Phoenix, AZ (a),(d)				14,759,438
13,701,343	EPIC Dallas (a),(d)				15,152,325
30,745,164	Sora Multifamily Residential Property (a)				22,528,964
5,151,761	Vale at the Parks - DC (a),(d)				4,790,273
	Total Direct Real Estate (Cost $91,011,432)				75,568,197

	Loan Accumulation Facility - 0.42%
1,250,000	Allegro CLO XVII Ltd Warehouse (a),(b),(c)		17.500	5/15/2025	1,250,000
	Total Loan Accumulation Facility (Cost $1,250,000)

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Real Estate-Related Loans and Securities - 9.69%
1,645,000	IENTC 2, LLC (a),(c),(d),(g)	1M SOFR + 9.750%	15.094	3/31/2031	$1,645,000
8,225,000	IENTC 2, LLC Delayed Draw Term Loan B-1 (a),(c),(d),(g),(h)	1M SOFR + 9.750%	15.094	3/31/2031	8,225,000
1,645,000	IENTC 2, LLC 2023 Delayed Draw Term Loan B-1 (a),(c),(d),(g),(h)	3M SOFR + 7.000%	12.344	3/31/2031	1,645,000
2,115,000	IENTC 2, LLC 2023 (a),(c),(d),(g)	3M SOFR + 7.000%	12.344	3/31/2031	2,115,000
10,181,385	Society Las Olas - PMG Greybook Riverfront I LLC (a),(c),(d),(g)	1M SOFR + 1.470%	6.798	10/7/2024	10,112,253
5,151,984	Society Las Olas 301 - S 1st Avenue Holdings LLC (a),(c),(d),(g)	1M SOFR + 6.823%	12.151	10/7/2024	5,117,002
	Total Real Estate-Related Loans and Securities (Cost $28,958,296)				28,859,255

Shares		Expiration Date	Strike Price
	Warrant — 0.01%
	Internet Media & Services - 0.01%
7,576	RumbleON, Inc. (a),(b),(c),(e)	8/14/2028	$33.00		15,985
	Total Warrant (Cost $83,469)

	Short-Term Investments - 3.72%
	Money Market Funds - 3.72%
10,950,491	First American Treasury Obligations Fund, Class Z, 5.17% (l),(m)				10,950,491
127,470	Fidelity Treasury Portfolio, Class I, 5.19% (l)				127,470
					11,077,961
	Total Short-Term Investments (Cost $11,077,961)

	Total Investments 111.19% (Cost $354,814,183)				$331,180,006
	Liabilities in Excess of Other Assets (11.19%)				(33,336,640)
	Net Assets 100.00%				$297,843,366

(a)	Fair value of this security was determined using significant, unobservable inputs and was determined in accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), and as such, is categorized as Level 3 on the Fair Value Hierarchy.

(b)	A co-investment, completed under an order for exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”) on August 4, 2020, that is advised by the OFS Adviser.

(c)	Restricted security.

(d)	A co-investment, completed under an order for exemptive relief granted by the SEC on August 4,2020, that is advised by the CIM Sub-Adviser.

(e)	Non-income producing security.

(f)	Investment in affiliate.

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(h)	This Investment or portion thereof was not funded as of June 30, 2024. The Fund had $3,941,861 at par value in unfunded commitments as of June 30, 2024.

(i)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $154,269,394 or 51.80% of net assets.

(j)	Collateralized loan obligation (“CLO”) subordinated notes are residual positions in the CLO vehicle. CLO subordinated notes are entitled to distributions that are generally equal to the residual cash flows of the underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these distributions in addition to the estimated amount of terminal distribution. Effective yields for the CLO equity positions are updated generally once a quarter in connection with a transaction, such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields are periodically adjusted based on information reported by the CLO as of the date of determination.

(k)	Zero coupon bond.

(l)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(m)	A portion of this security is held as collateral for total return swaps.

(n)	Investment was on non-accrual status as of June 30, 2024. Interest collected, if any, will be recognized on a cash basis when received.

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2024 (Unaudited)

Restricted Securities

Issuer Description	Acquisition Date	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Allegro CLO XVII Ltd, Warehouse	5/15/2024	$1,250,000	$1,250,000	0.42%
24 Seven, Inc., Term Loan	1/28/2022	4,226,585	4,165,007	1.40%
AIDC Intermediate Co 2, LLC, Term Loan	7/22/2022	2,440,802	2,475,000	0.83%
AIDC Intermediate Co 2,Term Loan	7/31/2023	50,405	51,487	0.02%
Boca Home Care Holdings Revolver	2/25/2022	574,839	567,290	0.19%
Boca Home Care Holdings, Inc. Delayed Draw Term Loan	2/25/2022	4,712,604	4,650,362	1.56%
Boca Homecare Holdings, Inc. (Equity)	2/25/2022	581,958	331,788	0.11%
CGA Holdings, Inc., Class A	3/3/2023	155,086	158,519	0.05%
CVAUSA Management, LLC Primary Delayed Draw Term Loan	5/22/2023	881,148	885,554	0.30%
CVAUSA Management, LLC Secondary Delayed Draw Term Loan	5/22/2023	368,852	370,697	0.12%
CVAUSA ManagemenTerm Loan, LLC, Revolver, Term Loan	5/22/2023	285,714	285,714	0.10%
CVAUSA Management, LLC, Term Loan	5/22/2023	2,407,463	2,459,104	0.83%
EOS-Metasource Intermediate, Inc., Term Loan	5/17/2022	3,421,102	3,398,729	1.14%
Exponential Power, Inc., Term Loan	5/17/2023	2,939,769	2,301,608	0.77%
Honor HN Buyer, Inc. Delayed Draw Term Loan	10/15/2021	709,308	709,308	0.24%
Honor HN Buyer, Inc. Revolver	10/15/2021	132,013	132,013	0.04%
Honor HN Buyer, Inc. Term Loan	10/15/2021	1,108,682	1,121,693	0.38%
Honor HN Buyer, Inc. Term Loan 1st Amendment Health Network	3/31/2023	788,062	788,062	0.27%
IENTC 1, LLC	3/31/2022	3,772,723	7,884,081	2.65%
IENTC 2, LLC	3/31/2022	1,645,000	1,645,000	0.55%
IENTC 2, LLC 2023	12/13/2023	2,115,000	2,115,000	0.71%
IENTC 2, LLC Delayed Draw Term Loan B-1	3/31/2022	8,225,000	8,225,000	2.76%
IENTC 2, LLC 2023 Delayed Draw Term Loan B-1	12/13/2023	1,645,000	1,645,000	0.55%
Kreg LLC, Revolver	12/20/2021	162,228	152,446	0.05%
Kreg LLC, Term Loan	12/20/2021	2,107,589	1,979,097	0.66%
MEDRINA, LLC Term Loan	10/20/2023	1,451,513	1,479,696	0.50%
MEDRINA, LLC Delayed Draw Term Loan	10/20/2023	294,149	296,681	0.10%
MEDRINA, LLC Revolver	10/20/2023	207,447	211,915	0.07%
One GI Intermediate LLC, Revolver Upsize	12/13/2021	333,333	322,667	0.11%
One GI Intermediate LLC, Tranche B Delayed Draw Term Loan	12/13/2021	1,702,475	1,655,885	0.56%
One GI Intermediate LLC, Tranche C Delayed Draw Term Loan	12/13/2021	901,450	872,604	0.29%
PSB Group, LLC, Term Loan (Last Out) - May 2023	5/1/2023	1,974,528	2,008,434	0.67%
RumbleOn, Inc., Term Loan	8/31/2021	1,051,452	1,007,414	0.34%
RumbleOn, Inc., Delayed Draw Term Loan	8/31/2021	327,714	304,774	0.10%
RumbleOn, Inc., (Warrant)	8/31/2021	83,469	15,985	0.01%
Shiftkey, Revolver	6/21/2022	147,059	144,551	0.05%
Shiftkey, Term Loan	6/21/2022	2,296,792	2,272,349	0.76%
Society Las Olas - PMG Greybook Riverfront I LLC	9/23/2021	10,176,312	10,112,253	3.40%
Society Las Olas 301 - S 1st Avenue Holdings LLC	6/7/2022	5,151,984	5,117,002	1.72%
Spectrum Vision Partners, LLC	5/2/2023	3,938,864	3,941,499	1.32%
SS Acquisition LLC, Delayed Draw Term Loan	12/30/2021	1,432,100	1,440,000	0.48%
SS Acquisition LLC, Term Loan	12/30/2021	2,981,439	3,000,000	1.01%
		$81,159,012	$83,951,268	28.19%

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2024 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a)

						Net Unrealized
		Notional		Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Date	Fair Value	(Depreciation)
Citibank, N.A.	1011778 B.C. Unlimited Liability Co., Term Loan B, 1M SOFR + 1.75%	$499,375	3M SOFR + 1.80%	9/30/2030	$499,367	$(14)
Citibank, N.A.	84 Lumber Co., Term Loan B, 1M SOFR + 2.25% (b)	$70,894	3M SOFR + 1.80%	12/2/2030	$71,740	$845
Citibank, N.A.	ABG Intermediate Holdings 2 LLC 2024 Refi Term Loan, 1M SOFR + 2.75%	$685,140	3M SOFR + 1.80%	12/21/2028	$695,982	$10,828
Citibank, N.A.	Academy, Ltd., 1M SOFR + 3.75% (b)	$266,773	3M SOFR + 1.80%	11/5/2027	$266,247	$49
Citibank, N.A.	Acrisure LLC, 1M SOFR + 3.50%	$579,636	3M SOFR + 1.80%	2/15/2027	$582,423	$1,715
Citibank, N.A.	Acrisure LLC, 1M SOFR + 4.25%	$145,525	3M SOFR + 1.80%	2/15/2027	$147,176	$1,162
Citibank, N.A.	Acrisure, LLC Term Loan B6, 3M SOFR + 3.25%	$225,251	3M SOFR + 1.80%	11/6/2030	$225,252	$1
Citibank, N.A.	Adeia Inc., Term Loan B, 1M SOFR + 3.00% (b)	$689,283	3M SOFR + 1.80%	6/8/2028	$693,831	$4,369
Citibank, N.A.	ADMI Corp. Term Loan B3 1L, 1M SOFR + 3.75%	$782,359	3M SOFR + 1.80%	12/23/2027	$772,043	$(11,839)
Citibank, N.A.	Advantage Sales & Marketing, Inc., Term Loan B2, 3M SOFR + 4.25%	$751,196	3M SOFR + 1.80%	10/28/2027	$733,592	$(17,604)
Citibank, N.A.	Aegion Corp. Term Loan , 1M SOFR + 4.25%	$805,445	3M SOFR + 1.80%	5/17/2028	$814,275	$8,722
Citibank, N.A.	AHP Health Partners, Inc., 1M SOFR + 3.50%	$249,899	3M SOFR + 1.80%	8/24/2028	$251,794	$1,580
Citibank, N.A.	AI Aqua Merger Sub, Inc., 1M SOFR + 4.00%	$734,145	3M SOFR + 1.80%	7/31/2028	$741,014	$5,896
Citibank, N.A.	Allen Media LLC, 3M SOFR + 5.50%	$1,486,036	3M SOFR + 1.80%	2/10/2027	$1,132,352	$(360,131)
Citibank, N.A.	Allied Universal Holdco LLC, 1M SOFR + 3.75%	$485,063	3M SOFR + 1.80%	5/14/2028	$486,176	$272
Citibank, N.A.	Amentum Government Services Holdings LLC Term Loan B 1L, 1M SOFR + 4.00%	$345,031	3M SOFR + 1.80%	2/15/2029	$348,715	$3,199
Citibank, N.A.	American Airlines, Inc. Seventh Amendment Extended Term Loan, 1M SOFR + 2.75%	$493,093	3M SOFR + 1.80%	2/7/2028	$494,469	$1,147
Citibank, N.A.	American Airlines, Inc. Term Loan B (Nov 2023), 3M SOFR + 2.50%	$275,000	3M SOFR + 1.80%	6/4/2029	$277,674	$2,398
Citibank, N.A.	American Axle & Manufacturing, Inc., Term Loan, 1M SOFR + 3.50%	$967,686	3M SOFR + 1.80%	12/13/2029	$982,914	$13,556
Citibank, N.A.	Amynta Agency Borrower, Inc. 1st Lien Term Loan B, 3M SOFR + 4.25%	$902,881	3M SOFR + 1.80%	2/28/2028	$909,180	$5,986
Citibank, N.A.	AP Core Holdings II LLC, 1M SOFR + 5.50%	$825,917	3M SOFR + 1.80%	9/1/2027	$736,468	$(93,909)
Citibank, N.A.	AppLovin Corp.Term Loan B, 1M SOFR + 2.50%	$687,568	3M SOFR + 1.80%	8/19/2030	$691,493	$3,893
Citibank, N.A.	Arches Buyer, Inc., 1M SOFR + 3.25%	$829,861	3M SOFR + 1.80%	12/6/2027	$804,893	$(27,081)
Citibank, N.A.	Asurion, LLC NEW B-11 TERM LOAN, 1M SOFR + 4.25%	$365,605	3M SOFR + 1.80%	8/19/2028	$375,119	$7,867
Citibank, N.A.	Asurion, LLC Term Loan B 1L, 1M SOFR + 4.00%	$584,844	3M SOFR + 1.80%	8/21/2028	$609,660	$17,112
Citibank, N.A.	Athenahealth Group Inc. Term Loan B 1L, 1M SOFR + 3.25%	$435,842	3M SOFR + 1.80%	2/15/2029	$437,054	$609
Citibank, N.A.	Athletico Physical Therapy Term Loan B, 3M SOFR + 4.25%	$888,716	3M SOFR + 1.80%	2/15/2029	$744,873	$(145,087)
Citibank, N.A.	Autokiniton US Holdings, Inc. Term Loan B , 1M SOFR + 4.00%	$1,070,413	3M SOFR + 1.80%	4/6/2028	$1,074,305	$3,971
Citibank, N.A.	Axalta Coating Systems Holdings Term Loan B, 3M SOFR + 2.00%	$675,333	3M SOFR + 1.80%	12/20/2029	$679,507	$4,141
Citibank, N.A.	Bakemark Holdings, Inc., 1M SOFR + 4.00%	$486,306	3M SOFR + 1.80%	9/5/2028	$487,452	$325
Citibank, N.A.	Banijay Entertainment S.A.S., Banijay 1L, 1M SOFR + 3.25%	$355,401	3M SOFR + 1.80%	3/2/2028	$360,158	$3,998
Citibank, N.A.	Barnes Group Inc., Term Loan B, 1M SOFR + 2.50%	$493,769	3M SOFR + 1.80%	8/30/2030	$499,572	$5,753
Citibank, N.A.	BCPE North Star US Holdco 2, Inc. Term Loan 1L, 1M SOFR + 4.00%	$938,949	3M SOFR + 1.80%	6/9/2028	$898,843	$(41,380)
Citibank, N.A.	BIP Pipco Holdings LLC Brookfield NGPL, 1M SOFR + 2.50%	$165,833	3M SOFR + 1.80%	12/6/2030	$167,214	$1,319
Citibank, N.A.	BJ’s Wholesale Club, Inc. 2023 Other Term Loans, 1M SOFR + 2.00%	$176,090	3M SOFR + 1.80%	2/5/2029	$177,139	$1,014
Citibank, N.A.	Blackhawk Network Holdings, Inc. Term Loan B, 1M SOFR + 5.00%	$182,237	3M SOFR + 1.80%	3/12/2029	$184,844	$2,502
Citibank, N.A.	Brookfield WEC Holdings Term Loan B, 1M SOFR + 2.75%	$435,850	3M SOFR + 1.80%	1/17/2031	$446,210	$9,974
Citibank, N.A.	Brown Group Holding, LLC Term Loan B2 1L, 3M SOFR + 3.00%	$196,508	3M SOFR + 1.80%	7/1/2031	$198,641	$1,858
Citibank, N.A.	Burlington Coat Factory Warehouse Corp., 1M SOFR + 2.00%	$532,201	3M SOFR + 1.80%	6/26/2028	$534,875	$1,697
Citibank, N.A.	Buzz Merger Sub LTD. Initial Term Loan, 1M SOFR + 2.75%	$496,124	3M SOFR + 1.80%	1/29/2027	$497,156	$1,032
Citibank, N.A.	Canister International Term Loan B, 1M SOFR + 4.00%	$62,188	3M SOFR + 1.80%	3/13/2029	$62,949	$754
Citibank, N.A.	Carroll County Energy LLC, Term Loan B, 3M SOFR + 4.00% (b)	$990,000	3M SOFR + 1.80%	6/24/2031	$1,001,250	$11,250
Citibank, N.A.	CCRR Parent, Inc. Term Loan B, 1M SOFR + 4.25%	$875,258	3M SOFR + 1.80%	3/5/2028	$748,384	$(126,078)
Citibank, N.A.	CD&R Hydra Buyer, Inc. Term Loan B, 1M SOFR + 4.00%	$443,206	3M SOFR + 1.80%	3/14/2031	$444,934	$1,705
Citibank, N.A.	Charlotte Buyer, Inc.; Curo Health Services, LLC, 1M SOFR + 5.25%	$918,375	3M SOFR + 1.80%	2/11/2028	$991,317	$53,799
Citibank, N.A.	Chart Industries, Inc. Amendment No 5 Term Loan, 1M SOFR + 3.25%	$178,547	3M SOFR + 1.80%	3/15/2030	$183,248	$4,477
Citibank, N.A.	Charter NEX US, Inc Term Loan B, 1M SOFR + 3.50%	$562,587	3M SOFR + 1.80%	12/1/2027	$570,916	$8,154
Citibank, N.A.	CHG Healthcare Services Inc Term Loan B 2023, 1M SOFR + 3.75%	$246,881	3M SOFR + 1.80%	9/30/2028	$250,389	$3,210
Citibank, N.A.	CHG Healthcare Services, Inc., 1M SOFR + 3.25%	$342,397	3M SOFR + 1.80%	9/29/2028	$345,049	$2,071
Citibank, N.A.	City Brewing Co., 3M SOFR + 3.50% (b)	$74,035	3M SOFR + 1.80%	4/5/2028	$67,589	$(6,430)
Citibank, N.A.	City Brewing Co., PIK Term, 3M SOFR + 3.50% (b)	$111,053	3M SOFR + 1.80%	4/5/2028	$88,400	$(22,629)
Citibank, N.A.	CLARIOS GLOBAL LP Term Loan B, 1M SOFR + 3.00%	$286,302	3M SOFR + 1.80%	5/6/2030	$288,775	$2,405
Citibank, N.A.	Clydesdale Acquisition Holdings, Inc., 1M SOFR + 3.68%	$548,330	3M SOFR + 1.80%	4/13/2029	$571,388	$18,138
Citibank, N.A.	Cogeco Communications Finance (USA) LP,Term Loan B, 1M SOFR + 2.50%	$488,131	3M SOFR + 1.80%	9/1/2028	$479,824	$(8,509)
Citibank, N.A.	Compass Power Generation LLC, 1M SOFR + 4.25%	$823,729	3M SOFR + 1.80%	4/14/2029	$846,125	$19,152
Citibank, N.A.	Concentra Health Services, Inc. Term Loan B, 1M SOFR + 2.25% (b)	$32,218	3M SOFR + 1.80%	6/26/2031	$32,419	$202
Citibank, N.A.	Conduent Business Services LLC, 1M SOFR + 4.25%	$76,729	3M SOFR + 1.80%	10/15/2028	$77,369	$542
Citibank, N.A.	Connect Finco SARL Term Loan B, 1M SOFR + 4.50%	$977,243	3M SOFR + 1.80%	9/28/2029	$921,795	$(55,383)
Citibank, N.A.	Corel Corp., 3M SOFR + 5.00%	$581,190	3M SOFR + 1.80%	7/2/2026	$607,327	$19,537
Citibank, N.A.	CoreLogic, Inc., 1M SOFR + 3.50%	$202,626	3M SOFR + 1.80%	6/2/2028	$200,449	$(2,316)
Citibank, N.A.	CORGI BIDCO, INC.Term Loan 1L, 3M SOFR + 5.00%	$170,366	3M SOFR + 1.80%	10/15/2029	$175,674	$3,376
Citibank, N.A.	Cornerstone Building Brands, Inc. Term Loan C, 1M SOFR + 4.50%	$248,750	3M SOFR + 1.80%	5/15/2031	$248,959	$189

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)

						Net Unrealized
		Notional		Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Date	Fair Value	(Depreciation)
Citibank, N.A.	Cornerstone Building Brands, Inc., 1M SOFR + 3.25%	$241,334	3M SOFR + 1.80%	4/12/2028	$268,245	$20,642
Citibank, N.A.	Cornerstone OnDemand, Inc., Term Loan, 1M SOFR + 3.75%	$679,025	3M SOFR + 1.80%	10/16/2028	$645,134	$(34,704)
Citibank, N.A.	CP Atlas Buyer, Inc., 1M SOFR + 3.75%	$389,740	3M SOFR + 1.80%	11/23/2027	$381,103	$(8,637)
Citibank, N.A.	Crosby Worldwide Limited Term Loan N, 1M SOFR + 4.00%	$114,521	3M SOFR + 1.80%	8/16/2029	$115,875	$1,318
Citibank, N.A.	Culligan 2023 Incremental Term Loan, 1M SOFR + 4.25%	$38,039	3M SOFR + 1.80%	7/31/2028	$39,319	$1,213
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc. Term Loan B 1L, 3M SOFR + 4.25%	$341,027	3M SOFR + 1.80%	3/26/2029	$336,971	$(5,573)
Citibank, N.A.	DexKo Global Inc., Term Loan B, 3M SOFR + 3.75%	$634,949	3M SOFR + 1.80%	10/4/2028	$634,130	$(1,410)
Citibank, N.A.	DG Investment Intermediate Holdings 2, Inc., 1M SOFR + 3.75%	$734,048	3M SOFR + 1.80%	3/31/2028	$734,966	$623
Citibank, N.A.	DIRECTV Financing LLC, 1M SOFR + 5.00%	$434,866	3M SOFR + 1.80%	8/2/2027	$439,067	$3,329
Citibank, N.A.	East West Manufacturing, LLC Term Loan B 1L, 3M SOFR + 5.75% (b)	$635,250	3M SOFR + 1.80%	12/22/2028	$612,792	$(24,167)
Citibank, N.A.	Element Materials Tech Group US Holdings Delayed Term Loan, 3M SOFR + 4.25%	$55,031	3M SOFR + 1.80%	6/22/2029	$55,318	$287
Citibank, N.A.	Element Materials Tech Group US Holdings Inc. Term Loan, 3M SOFR + 4.25%	$118,638	3M SOFR + 1.80%	6/22/2029	$119,855	$1,095
Citibank, N.A.	EnergySolutions, LLC 2023 Term Loan, 1M SOFR + 3.75%	$542,995	3M SOFR + 1.80%	9/23/2030	$554,853	$11,128
Citibank, N.A.	Fertitta Entertainment, LLC Term Loan B 1L, 1M SOFR + 3.75%	$340,017	3M SOFR + 1.80%	1/29/2029	$341,657	$1,394
Citibank, N.A.	Fiesta Purchaser, Inc Term Loan B, 1M SOFR + 4.00%	$180,000	3M SOFR + 1.80%	2/12/2031	$183,306	$3,236
Citibank, N.A.	First Brands Incremental Term Loan B, 3M SOFR + 5.00% (b)	$262,213	3M SOFR + 1.80%	3/30/2027	$264,135	$1,801
Citibank, N.A.	Flash Charm Inc., 1M SOFR + 3.50%	$497,500	3M SOFR + 1.80%	3/2/2028	$497,188	$(333)
Citibank, N.A.	Flexera Software LLC Term Loan, 3M SOFR + 3.50%	$250,000	3M SOFR + 1.80%	3/3/2028	$251,250	$1,250
Citibank, N.A.	Flutter Entertainment plc 2023 Term Loan B, 3M SOFR + 2.25%	$165,834	3M SOFR + 1.80%	11/25/2030	$166,545	$677
Citibank, N.A.	Franklin Square Holdings LP, Term Loan B, 1M SOFR + 2.25% (b)	$249,375	3M SOFR + 1.80%	4/28/2031	$250,313	$926
Citibank, N.A.	Gainwell Acquisition Corp., 3M SOFR + 4.00%	$230,466	3M SOFR + 1.80%	10/1/2027	$223,242	$(6,994)
Citibank, N.A.	Gainwell Acquisition Corp., 3M SOFR + 4.25%	$1,078,259	3M SOFR + 1.80%	2/1/2029	$1,090,462	$10,861
Citibank, N.A.	Gates Global LLC, Term Loan B5, 1M SOFR + 2.25%	$261,199	3M SOFR + 1.80%	6/4/2031	$261,919	$720
Citibank, N.A.	Genesee & Wyoming, Inc.Term Loan B, 3M SOFR + 2.00%	$497,500	3M SOFR + 1.80%	4/10/2031	$500,047	$2,506
Citibank, N.A.	GIP Pilot Acquisition Partners LP, Term Lona B, 3M SOFR + 2.50%	$248,128	3M SOFR + 1.80%	10/4/2030	$249,998	$1,857
Citibank, N.A.	Gloves Buyer, Inc., Term Loan B, 1M SOFR + 4.00%	$399,000	3M SOFR + 1.80%	12/29/2027	$398,376	$(636)
Citibank, N.A.	GoTo Group Inc Term Loan, 1M SOFR + 4.75%	$219,982	3M SOFR + 1.80%	4/28/2028	$195,234	$(24,748)
Citibank, N.A.	GoTo Group Inc Term Loan, 1M SOFR + 4.75%	$303,784	3M SOFR + 1.80%	4/28/2028	$156,774	$(147,010)
Citibank, N.A.	Great Outdoors Group, LLC Term Loan B 1L, 1M SOFR + 3.75%	$1,261,809	3M SOFR + 1.80%	3/6/2028	$1,271,914	$6,948
Citibank, N.A.	Hamilton Projects Acquiror LLC Term Loan B, 1M SOFR + 3.75%	$249,375	3M SOFR + 1.80%	5/30/2031	$251,920	$2,540
Citibank, N.A.	Harbor Freight Tools USA, Inc. Term Loan B, 1M SOFR + 2.50%	$249,375	3M SOFR + 1.80%	6/11/2031	$249,589	$212
Citibank, N.A.	Help/Systems Holdings, Inc., 3M SOFR + 4.00%	$484,848	3M SOFR + 1.80%	11/19/2026	$437,879	$(46,970)
Citibank, N.A.	Hunter Douglas Inc. Term Loan B 1L, 3M SOFR + 3.50%	$488,794	3M SOFR + 1.80%	2/25/2029	$488,708	$(774)
Citibank, N.A.	Hyperion Materials and Technologies Inc Initial Term Loans, 3M SOFR + 4.50%	$741,808	3M SOFR + 1.80%	8/30/2028	$726,985	$(15,167)
Citibank, N.A.	Indicor Term LoanC , 3M SOFR + 3.25%	$95,537	3M SOFR + 1.80%	11/22/2029	$99,518	$3,972
Citibank, N.A.	Indy US Holdco LLC, 1M SOFR + 6.25%	$803,023	3M SOFR + 1.80%	3/5/2028	$904,528	$85,245
Citibank, N.A.	Indy US Holdco LLC, Term Loan B, 1M SOFR + 4.75%	$997,500	3M SOFR + 1.80%	3/6/2028	$1,002,500	$5,000
Citibank, N.A.	Installed Building Products, Inc.m Term Loan B, 1M SOFR + 2.00%	$497,500	3M SOFR + 1.80%	3/28/2031	$501,696	$4,196
Citibank, N.A.	Ivanti Software, Inc., 3M SOFR + 4.25%	$651,700	3M SOFR + 1.80%	12/1/2027	$521,291	$(131,017)
Citibank, N.A.	Jadex, Inc., 1M SOFR + 4.75%	$355,835	3M SOFR + 1.80%	2/11/2028	$347,678	$(8,808)
Citibank, N.A.	Janus International Group LLC Term Loan B, 1M SOFR + 2.50%	$226,286	3M SOFR + 1.80%	8/5/2030	$230,035	$3,720
Citibank, N.A.	KKR Apple Bidco, LLC, 1M SOFR + 2.75%	$937,963	3M SOFR + 1.80%	9/22/2028	$941,582	$2,932
Citibank, N.A.	KNS Midco Corp., 1M SOFR + 6.25%	$562,500	3M SOFR + 1.80%	4/16/2027	$366,241	$(196,259)
Citibank, N.A.	LBM Acquisition LLC, 1M SOFR + 3.75%	$629,544	3M SOFR + 1.80%	12/17/2027	$630,114	$228
Citibank, N.A.	LifePoint Health Inc., Term Loan B, 3M SOFR + 4.00%	$250,000	3M SOFR + 1.80%	5/14/2031	$250,665	$665
Citibank, N.A.	LifePoint Health Inc., Term Loan B, 3M SOFR + 4.75%	$235,927	3M SOFR + 1.80%	11/16/2028	$251,043	$14,879
Citibank, N.A.	Liftoff Mobile, Inc., 1M SOFR + 3.50%	$485,753	3M SOFR + 1.80%	10/2/2028	$473,265	$(13,053)
Citibank, N.A.	LS Group OpCo Acquisition LLC, Term Loan B, 1M SOFR + 3.00%	$454,202	3M SOFR + 1.80%	4/23/2031	$454,959	$756
Citibank, N.A.	LSF11 A5 Holdco LLC, Term Loan B, 1M SOFR + 3.50%	$638,540	3M SOFR + 1.80%	10/16/2028	$648,537	$9,959
Citibank, N.A.	LSF9 ATerm Loanantis Holdings, LLC Term Loan B, 3M SOFR + 6.50% (b)	$723,199	3M SOFR + 1.80%	3/29/2029	$761,158	$37,524
Citibank, N.A.	Madison IAQ LLC, 1M SOFR + 2.75%	$633,614	3M SOFR + 1.80%	6/21/2028	$640,021	$4,575
Citibank, N.A.	Magenta Buyer LLC, 3M SOFR + 5.00%	$590,832	3M SOFR + 1.80%	7/27/2028	$332,812	$(258,925)
Citibank, N.A.	McAfee Corp. Term Loan B-1, 1M SOFR + 3.25%	$902,388	3M SOFR + 1.80%	3/1/2029	$907,136	$4,707
Citibank, N.A.	McGraw-Hill Education, Inc., 3M SOFR + 4.75%	$714,119	3M SOFR + 1.80%	7/28/2028	$723,486	$6,954
Citibank, N.A.	Medline Borrower, LP Term Loan B, 1M SOFR + 2.75%	$778,639	3M SOFR + 1.80%	10/23/2028	$783,521	$4,833
Citibank, N.A.	Mega Broadband Investments LLC Initial Term Loan, 3M SOFR + 3.00%	$550,167	3M SOFR + 1.80%	11/12/2027	$559,624	$7,336
Citibank, N.A.	MH Sub I LLC, 1M SOFR + 4.25%	$671,697	3M SOFR + 1.80%	5/3/2028	$694,152	$19,210
Citibank, N.A.	Midwest Physician Administrative Services LLC, 3M SOFR + 3.25%	$433,298	3M SOFR + 1.80%	3/13/2028	$380,827	$(52,503)
Citibank, N.A.	Modena Buyer LLC, Term Loan B, 3M SOFR + 4.50%	$460,385	3M SOFR + 1.80%	7/1/2031	$451,082	$(9,302)
Citibank, N.A.	Mosel Bidco SE Term Loan B, 3M SOFR + 4.50%	$198,000	3M SOFR + 1.80%	9/16/2030	$201,250	$3,098
Citibank, N.A.	Naked Juice LLC 3M SOFR + 3.25%	$977,550	3M SOFR + 1.80%	1/24/2029	$910,939	$(67,326)
Citibank, N.A.	NorthStar Group Services,Inc., 6M SOFR + 4.75% (b)	$248,750	3M SOFR + 1.80%	5/8/2030	$250,989	$2,227

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)

						Net Unrealized
		Notional		Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Date	Fair Value	(Depreciation)
Citibank, N.A.	Olaplex, Inc Term Loan 1L, 1M SOFR + 3.50%	$347,146	3M SOFR + 1.80%	2/17/2029	$341,554	$(7,332)
Citibank, N.A.	OldcasTerm Loane Building Envelope Inc Term Loan B 1L, 3M SOFR + 4.25%	$721,823	3M SOFR + 1.80%	4/30/2029	$741,133	$14,890
Citibank, N.A.	OpenText Corporation Repriced Term Loan B, 1M SOFR + 2.25%	$312,607	3M SOFR + 1.80%	1/31/2030	$314,324	$1,716
Citibank, N.A.	Outcomes Group Holdings, Inc. Term Loan B, 3M SOFR + 4.25%	$248,750	3M SOFR + 1.80%	5/6/2031	$251,114	$2,347
Citibank, N.A.	PetSmart LLC, 1M SOFR + 3.75%	$1,262,760	3M SOFR + 1.80%	2/11/2028	$1,265,065	$902
Citibank, N.A.	PHOENIX GUARANTOR INC Term Loan B4, 1M SOFR + 3.25%	$742,500	3M SOFR + 1.80%	2/21/2031	$748,973	$6,209
Citibank, N.A.	Pitney Bowes INC.Term Loan, 1M SOFR + 4.00%	$740,740	3M SOFR + 1.80%	3/17/2028	$746,003	$4,268
Citibank, N.A.	Quikrete Holdings, Inc., Term Loan B, 1M SOFR + 2.50%	$498,750	3M SOFR + 1.80%	4/14/2031	$501,692	$2,917
Citibank, N.A.	Radnet Management, Inc. Term Loan B, 3M SOFR + 2.50%	$248,125	3M SOFR + 1.80%	4/10/2031	$250,469	$2,314
Citibank, N.A.	Redstone Holdco 2 LP, 1M SOFR + 4.75%	$829,983	3M SOFR + 1.80%	4/27/2028	$846,663	$2,473
Citibank, N.A.	Ring Container Technologies Group LLC, 1M SOFR + 3.50%	$381,684	3M SOFR + 1.80%	8/12/2028	$387,400	$4,814
Citibank, N.A.	Rough Country, LLC 1L, 1M SOFR + 3.50%	$1,243,355	3M SOFR + 1.80%	7/26/2028	$1,249,780	$5,344
Citibank, N.A.	Ryan Specialty Group LLC, 1M SOFR + 2.75%	$193,321	3M SOFR + 1.80%	9/1/2027	$194,230	$1,056
Citibank, N.A.	Scientific Games Holdings LP Term Loan B, 1M SOFR + 3.00%	$693,357	3M SOFR + 1.80%	4/4/2029	$695,257	$1,892
Citibank, N.A.	Select Medical Corp. Tranche B-1 Term Loan, 1M SOFR + 3.00%	$317,536	3M SOFR + 1.80%	3/6/2027	$319,663	$1,766
Citibank, N.A.	Simon & Schuster Term Loan B, 3M SOFR + 4.00%	$99,000	3M SOFR + 1.80%	10/30/2030	$100,229	$1,138
Citibank, N.A.	Sinclair Television Group, Inc. Term Loan B4 1L, 1M SOFR + 3.75%	$563,141	3M SOFR + 1.80%	4/13/2029	$406,212	$(162,944)
Citibank, N.A.	Sitel Worldwide Corp., 1M SOFR + 3.75%	$665,229	3M SOFR + 1.80%	8/27/2028	$517,959	$(148,426)
Citibank, N.A.	Specialty Building Products Holdings LLC, 1M SOFR + 3.75%	$488,535	3M SOFR + 1.80%	10/15/2028	$488,136	$(885)
Citibank, N.A.	Spring Education Group, Inc., 3M SOFR + 4.00%	$136,649	3M SOFR + 1.80%	9/28/2030	$139,229	$2,453
Citibank, N.A.	Staples, Inc. Term Loan B, 3M SOFR + 5.75%	$411,429	3M SOFR + 1.80%	9/10/2029	$394,179	$(17,250)
Citibank, N.A.	Star Parent, Inc. Term Loan B, 3M SOFR + 3.75%	$175,893	3M SOFR + 1.80%	9/30/2030	$178,642	$2,468
Citibank, N.A.	Summit Materials Incremental Term Loan B, 3M SOFR + 2.50%	$90,682	3M SOFR + 1.80%	1/12/2029	$91,648	$949
Citibank, N.A.	SupplyOne, Inc. Term Loan B, 1M SOFR + 4.25%	$21,522	3M SOFR + 1.80%	4/19/2031	$21,800	$275
Citibank, N.A.	Teneo Global LLC Term Loan B, 1M SOFR + 4.75%	$1,010,204	3M SOFR + 1.80%	3/7/2031	$1,024,449	$13,955
Citibank, N.A.	Tenneco Inc. Cov-Lite Term Loan B, 3M SOFR + 5.00%	$425,000	3M SOFR + 1.80%	11/17/2028	$480,760	$44,349
Citibank, N.A.	Tony’s Fresh Market / Cardenas Markets Term Loan B 1L, 3M SOFR + 6.75%	$925,900	3M SOFR + 1.80%	8/1/2029	$986,645	$49,285
Citibank, N.A.	Topgolf Callaway Brands Corp, Term Loan B, 1M SOFR + 3.00%	$565,762	3M SOFR + 1.80%	3/15/2030	$569,098	$3,209
Citibank, N.A.	TransDigm Inc. Term Loan J, 3M SOFR + 2.50%	$90,455	3M SOFR + 1.80%	2/28/2031	$90,977	$504
Citibank, N.A.	TransDigm, Inc., Term Loan K, 3M SOFR + 2.75%	$482,671	3M SOFR + 1.80%	3/22/2030	$494,011	$11,056
Citibank, N.A.	Tronox Finance LLC Term Loan B, 1M SOFR + 2.75%	$246,881	3M SOFR + 1.80%	4/4/2029	$250,295	$3,380
Citibank, N.A.	TruGreen LP, 1M SOFR + 4.00%	$358,160	3M SOFR + 1.80%	11/2/2027	$361,340	$(258)
Citibank, N.A.	TTM Technologies, Inc. Term Loan B 1L, 1M SOFR + 2.75% (b)	$81,881	3M SOFR + 1.80%	5/30/2030	$83,018	$1,037
Citibank, N.A.	U.S. Anesthesia Partners, Inc., 1M SOFR + 4.25%	$557,238	3M SOFR + 1.80%	10/2/2028	$538,648	$(19,520)
Citibank, N.A.	U.S. Silica Company Term Loan B, 1M SOFR + 4.00%	$589,144	3M SOFR + 1.80%	3/25/2030	$602,383	$11,882
Citibank, N.A.	United Airlines, Inc. Term Loan B, 1M SOFR + 2.75%	$199,000	3M SOFR + 1.80%	2/24/2031	$200,750	$1,713
Citibank, N.A.	United Natural Foods Inc., Term Loan B, 1M SOFR + 4.75%	$245,000	3M SOFR + 1.80%	5/1/2031	$251,146	$6,071
Citibank, N.A.	Virtusa Corporation Term Loan 1L, 1M SOFR + 3.25%	$784,161	3M SOFR + 1.80%	2/15/2029	$793,288	$7,972
Citibank, N.A.	Vistage Worldwide Term Loan, 3M SOFR + 4.75% (b)	$496,241	3M SOFR + 1.80%	7/13/2029	$501,540	$5,155
Citibank, N.A.	Vivid Seats, Term Loan B, 3M SOFR + 3.25%	$76,923	3M SOFR + 1.80%	2/5/2029	$77,340	$417
Citibank, N.A.	Watlow Electric Manufacturing Co., 3M SOFR + 3.75%	$984,795	3M SOFR + 1.80%	3/2/2028	$984,824	$194
Citibank, N.A.	White Cap Supply Holdings, LLC Term Loan B, 1M SOFR + 3.25%	$249,375	3M SOFR + 1.80%	10/19/2029	$250,711	$1,336
Citibank, N.A.	WhiteWater DBR Holdco, LLC Term Loan B, 3M SOFR + 2.75%	$710,714	3M SOFR + 1.80%	3/3/2031	$716,632	$5,795
Citibank, N.A.	WildBrain Ltd Initial Term Loan, 1M SOFR + 4.25% (b)	$742,385	3M SOFR + 1.80%	3/24/2028	$726,919	$(15,665)
Citibank, N.A.	Worldpay 1L Term Loan, 3M SOFR + 3.00%	$271,364	3M SOFR + 1.80%	1/31/2031	$273,447	$2,002
Citibank, N.A.	WW International, Inc., 1M SOFR + 3.50%	$1,171,997	3M SOFR + 1.80%	4/13/2028	$448,294	$(723,664)
Citibank, N.A.	ZelisRedCard Term Loan B, 1M SOFR + 2.75%	$995,000	3M SOFR + 1.80%	9/28/2029	$1,000,915	$5,529

		$84,521,164			$82,450,723	$(2,259,288)

(a)	The Fund’s interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, RACR-FS, LLC, a Delaware limited liability company.

(b)	Security is classified as Level 3 in the Fund’s fair value hierarchy.